Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Aug. 26, 2022	Dec. 31, 2021	Dec. 31, 2019
Changes in goodwill
Goodwill, Beginning balance	$ 113,999	$ 97,053	$ 14,616
Acquisitions	1,948	16,946	159,320
Measurement period adjustments	143
Impairments		0	(76,883)
Changes during the period:		16,946	97,053
Goodwill, Ending balance	116,090	113,999	97,053
Goodwill, Impaired and Accumulated Impairment Loss
Gross goodwill	192,973	190,882	173,936		$ 173,936
Accumulated impairment loss	(76,883)	(76,883)	(76,883)		(76,883)	$ (6,600)
Goodwill	116,090	113,999	97,053	$ 0	97,053	14,616
Beverage Solutions
Changes in goodwill
Goodwill, Beginning balance	113,999	97,053	14,616
Acquisitions	1,948	16,946	159,320
Measurement period adjustments	143
Impairments			(76,883)
Changes during the period:		16,946	97,053
Goodwill, Ending balance	116,090	113,999	97,053
Goodwill, Impaired and Accumulated Impairment Loss
Gross goodwill	192,973	190,882	173,936		173,936
Accumulated impairment loss	(76,883)	(76,883)	(76,883)		(76,883)
Goodwill	$ 116,090	$ 113,999	$ 97,053		$ 97,053	$ 14,616